Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Transamerica Funds
Entity Central Index Key	0000787623
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000093288
Shareholder Report [Line Items]
Fund Name	Transamerica Large Cap Value
Class Name	Class A
Trading Symbol	TWQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[1]
AssetsNet	$ 2,479,048,036
Holdings Count | Holding	46
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,479,048,036
Number of Portfolio Holdings	46
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	19.2%
Financials	17.7
Health Care	11.5
Communication Services	10.6
Consumer Discretionary	9.4
Information Technology	8.0
Materials	6.0
Energy	5.7
Consumer Staples	3.4
Real Estate	2.8
Utilities	1.7
Repurchase Agreements	2.3
Net Other Assets (Liabilities)Footnote Reference^	1.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	4.9%
Micron Technology, Inc.	3.8
Exxon Mobil Corp.	3.7
JPMorgan Chase & Co.	3.6
Amazon.com, Inc.	3.3
Quanta Services, Inc.	3.0
Wells Fargo & Co.	2.7
Blackrock, Inc.	2.6
RTX Corp.	2.6
Linde PLC	2.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000093289
Shareholder Report [Line Items]
Fund Name	Transamerica Large Cap Value
Class Name	Class C
Trading Symbol	TWQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.69%	[2]
AssetsNet	$ 2,479,048,036
Holdings Count | Holding	46
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,479,048,036
Number of Portfolio Holdings	46
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	19.2%
Financials	17.7
Health Care	11.5
Communication Services	10.6
Consumer Discretionary	9.4
Information Technology	8.0
Materials	6.0
Energy	5.7
Consumer Staples	3.4
Real Estate	2.8
Utilities	1.7
Repurchase Agreements	2.3
Net Other Assets (Liabilities)Footnote Reference^	1.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	4.9%
Micron Technology, Inc.	3.8
Exxon Mobil Corp.	3.7
JPMorgan Chase & Co.	3.6
Amazon.com, Inc.	3.3
Quanta Services, Inc.	3.0
Wells Fargo & Co.	2.7
Blackrock, Inc.	2.6
RTX Corp.	2.6
Linde PLC	2.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000093290
Shareholder Report [Line Items]
Fund Name	Transamerica Large Cap Value
Class Name	Class I
Trading Symbol	TWQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[3]
AssetsNet	$ 2,479,048,036
Holdings Count | Holding	46
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,479,048,036
Number of Portfolio Holdings	46
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	19.2%
Financials	17.7
Health Care	11.5
Communication Services	10.6
Consumer Discretionary	9.4
Information Technology	8.0
Materials	6.0
Energy	5.7
Consumer Staples	3.4
Real Estate	2.8
Utilities	1.7
Repurchase Agreements	2.3
Net Other Assets (Liabilities)Footnote Reference^	1.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	4.9%
Micron Technology, Inc.	3.8
Exxon Mobil Corp.	3.7
JPMorgan Chase & Co.	3.6
Amazon.com, Inc.	3.3
Quanta Services, Inc.	3.0
Wells Fargo & Co.	2.7
Blackrock, Inc.	2.6
RTX Corp.	2.6
Linde PLC	2.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000093291
Shareholder Report [Line Items]
Fund Name	Transamerica Large Cap Value
Class Name	Class I2
Trading Symbol	TWQZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$33	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%	[4]
AssetsNet	$ 2,479,048,036
Holdings Count | Holding	46
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,479,048,036
Number of Portfolio Holdings	46
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	19.2%
Financials	17.7
Health Care	11.5
Communication Services	10.6
Consumer Discretionary	9.4
Information Technology	8.0
Materials	6.0
Energy	5.7
Consumer Staples	3.4
Real Estate	2.8
Utilities	1.7
Repurchase Agreements	2.3
Net Other Assets (Liabilities)Footnote Reference^	1.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	4.9%
Micron Technology, Inc.	3.8
Exxon Mobil Corp.	3.7
JPMorgan Chase & Co.	3.6
Amazon.com, Inc.	3.3
Quanta Services, Inc.	3.0
Wells Fargo & Co.	2.7
Blackrock, Inc.	2.6
RTX Corp.	2.6
Linde PLC	2.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000156757
Shareholder Report [Line Items]
Fund Name	Transamerica Large Cap Value
Class Name	Class R6
Trading Symbol	TALCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%	[5]
AssetsNet	$ 2,479,048,036
Holdings Count | Holding	46
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,479,048,036
Number of Portfolio Holdings	46
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	19.2%
Financials	17.7
Health Care	11.5
Communication Services	10.6
Consumer Discretionary	9.4
Information Technology	8.0
Materials	6.0
Energy	5.7
Consumer Staples	3.4
Real Estate	2.8
Utilities	1.7
Repurchase Agreements	2.3
Net Other Assets (Liabilities)Footnote Reference^	1.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	4.9%
Micron Technology, Inc.	3.8
Exxon Mobil Corp.	3.7
JPMorgan Chase & Co.	3.6
Amazon.com, Inc.	3.3
Quanta Services, Inc.	3.0
Wells Fargo & Co.	2.7
Blackrock, Inc.	2.6
RTX Corp.	2.6
Linde PLC	2.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000241382
Shareholder Report [Line Items]
Fund Name	Transamerica Large Core ESG
Class Name	Class A
Trading Symbol	TLACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.96%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[6],[7]
AssetsNet	$ 172,684,818
Holdings Count | Holding	127
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$172,684,818
Number of Portfolio Holdings	127
Portfolio Turnover Rate	53%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	35.6%
Financials	12.9
Communication Services	10.0
Industrials	9.9
Consumer Discretionary	8.7
Health Care	8.4
Energy	4.0
Consumer Staples	3.9
Materials	2.5
Utilities	2.3
Real Estate	0.9
Exchange-Traded Funds	0.7
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	8.8%
Microsoft Corp.	5.9
Apple, Inc.	5.3
Broadcom, Inc.	3.8
Alphabet, Inc., Class A	3.1
Amazon.com, Inc.	3.0
JPMorgan Chase & Co.	2.3
Alphabet, Inc., Class C	2.2
Eli Lilly & Co.	1.9
Visa, Inc., Class A	1.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171801
Shareholder Report [Line Items]
Fund Name	Transamerica Large Core ESG
Class Name	Class I3
Trading Symbol	TLATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$28	0.55%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[8],[9]
AssetsNet	$ 172,684,818
Holdings Count | Holding	127
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$172,684,818
Number of Portfolio Holdings	127
Portfolio Turnover Rate	53%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	35.6%
Financials	12.9
Communication Services	10.0
Industrials	9.9
Consumer Discretionary	8.7
Health Care	8.4
Energy	4.0
Consumer Staples	3.9
Materials	2.5
Utilities	2.3
Real Estate	0.9
Exchange-Traded Funds	0.7
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	8.8%
Microsoft Corp.	5.9
Apple, Inc.	5.3
Broadcom, Inc.	3.8
Alphabet, Inc., Class A	3.1
Amazon.com, Inc.	3.0
JPMorgan Chase & Co.	2.3
Alphabet, Inc., Class C	2.2
Eli Lilly & Co.	1.9
Visa, Inc., Class A	1.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171799
Shareholder Report [Line Items]
Fund Name	Transamerica Large Core ESG
Class Name	Class R
Trading Symbol	TLARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$53	1.05%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[10],[11]
AssetsNet	$ 172,684,818
Holdings Count | Holding	127
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$172,684,818
Number of Portfolio Holdings	127
Portfolio Turnover Rate	53%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	35.6%
Financials	12.9
Communication Services	10.0
Industrials	9.9
Consumer Discretionary	8.7
Health Care	8.4
Energy	4.0
Consumer Staples	3.9
Materials	2.5
Utilities	2.3
Real Estate	0.9
Exchange-Traded Funds	0.7
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	8.8%
Microsoft Corp.	5.9
Apple, Inc.	5.3
Broadcom, Inc.	3.8
Alphabet, Inc., Class A	3.1
Amazon.com, Inc.	3.0
JPMorgan Chase & Co.	2.3
Alphabet, Inc., Class C	2.2
Eli Lilly & Co.	1.9
Visa, Inc., Class A	1.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171800
Shareholder Report [Line Items]
Fund Name	Transamerica Large Core ESG
Class Name	Class R4
Trading Symbol	TLAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$41	0.81%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[12],[13]
AssetsNet	$ 172,684,818
Holdings Count | Holding	127
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$172,684,818
Number of Portfolio Holdings	127
Portfolio Turnover Rate	53%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	35.6%
Financials	12.9
Communication Services	10.0
Industrials	9.9
Consumer Discretionary	8.7
Health Care	8.4
Energy	4.0
Consumer Staples	3.9
Materials	2.5
Utilities	2.3
Real Estate	0.9
Exchange-Traded Funds	0.7
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	8.8%
Microsoft Corp.	5.9
Apple, Inc.	5.3
Broadcom, Inc.	3.8
Alphabet, Inc., Class A	3.1
Amazon.com, Inc.	3.0
JPMorgan Chase & Co.	2.3
Alphabet, Inc., Class C	2.2
Eli Lilly & Co.	1.9
Visa, Inc., Class A	1.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000241383
Shareholder Report [Line Items]
Fund Name	Transamerica Large Core ESG
Class Name	Class R6
Trading Symbol	TLASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$28	0.55%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[14],[15]
AssetsNet	$ 172,684,818
Holdings Count | Holding	127
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$172,684,818
Number of Portfolio Holdings	127
Portfolio Turnover Rate	53%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	35.6%
Financials	12.9
Communication Services	10.0
Industrials	9.9
Consumer Discretionary	8.7
Health Care	8.4
Energy	4.0
Consumer Staples	3.9
Materials	2.5
Utilities	2.3
Real Estate	0.9
Exchange-Traded Funds	0.7
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	8.8%
Microsoft Corp.	5.9
Apple, Inc.	5.3
Broadcom, Inc.	3.8
Alphabet, Inc., Class A	3.1
Amazon.com, Inc.	3.0
JPMorgan Chase & Co.	2.3
Alphabet, Inc., Class C	2.2
Eli Lilly & Co.	1.9
Visa, Inc., Class A	1.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171804
Shareholder Report [Line Items]
Fund Name	Transamerica Large Growth
Class Name	Class I3
Trading Symbol	TGWTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$34	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.72%	[16]
AssetsNet	$ 343,806,156
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$343,806,156
Number of Portfolio Holdings	83
Portfolio Turnover Rate	17%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	45.5%
Consumer Discretionary	14.5
Health Care	10.7
Communication Services	10.3
Financials	7.5
Industrials	5.6
Consumer Staples	0.9
Materials	0.5
Real Estate	0.4
Energy	0.1
Repurchase Agreements	4.4
Other Investment Company	1.9
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.3)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Cloudflare, Inc., Class A	6.6%
NVIDIA Corp.	6.3
Tesla, Inc.	5.2
Apple, Inc.	4.5
Alphabet, Inc., Class A	4.4
Royalty Pharma PLC, Class A	3.8
Broadcom, Inc.	3.4
Microsoft Corp.	3.2
Amazon.com, Inc.	3.2
AppLovin Corp., Class A	3.0

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171802
Shareholder Report [Line Items]
Fund Name	Transamerica Large Growth
Class Name	Class R
Trading Symbol	TGWRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$57	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.21%	[17]
AssetsNet	$ 343,806,156
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$343,806,156
Number of Portfolio Holdings	83
Portfolio Turnover Rate	17%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	45.5%
Consumer Discretionary	14.5
Health Care	10.7
Communication Services	10.3
Financials	7.5
Industrials	5.6
Consumer Staples	0.9
Materials	0.5
Real Estate	0.4
Energy	0.1
Repurchase Agreements	4.4
Other Investment Company	1.9
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.3)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Cloudflare, Inc., Class A	6.6%
NVIDIA Corp.	6.3
Tesla, Inc.	5.2
Apple, Inc.	4.5
Alphabet, Inc., Class A	4.4
Royalty Pharma PLC, Class A	3.8
Broadcom, Inc.	3.4
Microsoft Corp.	3.2
Amazon.com, Inc.	3.2
AppLovin Corp., Class A	3.0

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171803
Shareholder Report [Line Items]
Fund Name	Transamerica Large Growth
Class Name	Class R4
Trading Symbol	TGWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$43	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%	[18]
AssetsNet	$ 343,806,156
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$343,806,156
Number of Portfolio Holdings	83
Portfolio Turnover Rate	17%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	45.5%
Consumer Discretionary	14.5
Health Care	10.7
Communication Services	10.3
Financials	7.5
Industrials	5.6
Consumer Staples	0.9
Materials	0.5
Real Estate	0.4
Energy	0.1
Repurchase Agreements	4.4
Other Investment Company	1.9
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.3)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Cloudflare, Inc., Class A	6.6%
NVIDIA Corp.	6.3
Tesla, Inc.	5.2
Apple, Inc.	4.5
Alphabet, Inc., Class A	4.4
Royalty Pharma PLC, Class A	3.8
Broadcom, Inc.	3.4
Microsoft Corp.	3.2
Amazon.com, Inc.	3.2
AppLovin Corp., Class A	3.0

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000228030
Shareholder Report [Line Items]
Fund Name	Transamerica Large Growth
Class Name	Class R6
Trading Symbol	TAGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.72%	[19]
AssetsNet	$ 343,806,156
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$343,806,156
Number of Portfolio Holdings	83
Portfolio Turnover Rate	17%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	45.5%
Consumer Discretionary	14.5
Health Care	10.7
Communication Services	10.3
Financials	7.5
Industrials	5.6
Consumer Staples	0.9
Materials	0.5
Real Estate	0.4
Energy	0.1
Repurchase Agreements	4.4
Other Investment Company	1.9
Purchased Options	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(2.3)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Cloudflare, Inc., Class A	6.6%
NVIDIA Corp.	6.3
Tesla, Inc.	5.2
Apple, Inc.	4.5
Alphabet, Inc., Class A	4.4
Royalty Pharma PLC, Class A	3.8
Broadcom, Inc.	3.4
Microsoft Corp.	3.2
Amazon.com, Inc.	3.2
AppLovin Corp., Class A	3.0

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171807
Shareholder Report [Line Items]
Fund Name	Transamerica Large Value Opportunities
Class Name	Class I3
Trading Symbol	TLOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$27	0.52%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[20],[21]
AssetsNet	$ 226,728,972
Holdings Count | Holding	162
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$226,728,972
Number of Portfolio Holdings	162
Portfolio Turnover Rate	56%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	18.9%
Communication Services	15.7
Information Technology	14.5
Industrials	12.2
Health Care	9.8
Consumer Staples	9.0
Energy	5.9
Consumer Discretionary	4.7
Utilities	3.8
Real Estate	2.3
Materials	1.5
Exchange-Traded Funds	1.4
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	7.3%
Meta Platforms, Inc., Class A	4.4
JPMorgan Chase & Co.	3.6
Exxon Mobil Corp.	2.3
Bank of America Corp.	2.1
Procter & Gamble Co.	1.8
Micron Technology, Inc.	1.8
PepsiCo, Inc.	1.6
Goldman Sachs Group, Inc.	1.6
McDonald's Corp.	1.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171805
Shareholder Report [Line Items]
Fund Name	Transamerica Large Value Opportunities
Class Name	Class R
Trading Symbol	TLORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$51	1.00%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[22],[23]
AssetsNet	$ 226,728,972
Holdings Count | Holding	162
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$226,728,972
Number of Portfolio Holdings	162
Portfolio Turnover Rate	56%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	18.9%
Communication Services	15.7
Information Technology	14.5
Industrials	12.2
Health Care	9.8
Consumer Staples	9.0
Energy	5.9
Consumer Discretionary	4.7
Utilities	3.8
Real Estate	2.3
Materials	1.5
Exchange-Traded Funds	1.4
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	7.3%
Meta Platforms, Inc., Class A	4.4
JPMorgan Chase & Co.	3.6
Exxon Mobil Corp.	2.3
Bank of America Corp.	2.1
Procter & Gamble Co.	1.8
Micron Technology, Inc.	1.8
PepsiCo, Inc.	1.6
Goldman Sachs Group, Inc.	1.6
McDonald's Corp.	1.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171806
Shareholder Report [Line Items]
Fund Name	Transamerica Large Value Opportunities
Class Name	Class R4
Trading Symbol	TLOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$39	0.75%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[24],[25]
AssetsNet	$ 226,728,972
Holdings Count | Holding	162
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$226,728,972
Number of Portfolio Holdings	162
Portfolio Turnover Rate	56%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	18.9%
Communication Services	15.7
Information Technology	14.5
Industrials	12.2
Health Care	9.8
Consumer Staples	9.0
Energy	5.9
Consumer Discretionary	4.7
Utilities	3.8
Real Estate	2.3
Materials	1.5
Exchange-Traded Funds	1.4
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	7.3%
Meta Platforms, Inc., Class A	4.4
JPMorgan Chase & Co.	3.6
Exxon Mobil Corp.	2.3
Bank of America Corp.	2.1
Procter & Gamble Co.	1.8
Micron Technology, Inc.	1.8
PepsiCo, Inc.	1.6
Goldman Sachs Group, Inc.	1.6
McDonald's Corp.	1.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000241763
Shareholder Report [Line Items]
Fund Name	Transamerica Long Credit
Class Name	Class A
Trading Symbol	TLCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%	[26]
AssetsNet	$ 157,396,999
Holdings Count | Holding	282
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$157,396,999
Number of Portfolio Holdings	282
Portfolio Turnover Rate	18%
Average MaturityFootnote Reference§	23.16 years
DurationFootnote Reference†	11.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	86.7%
U.S. Government Obligations	5.0
Foreign Government Obligations	3.0
Asset-Backed Securities	2.4
Repurchase Agreements	1.1
Other Investment Company	0.7
U.S. Government Agency Obligations	0.5
Municipal Government Obligations	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	5.5%
AAA	2.6
AA	5.8
A	29.1
BBB	53.0
BB	1.7
B	0.2

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 08/17/2071	1.7%
U.S. Treasury Bonds, 4.63%, 11/15/2045	1.4
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.2
JPMorgan Chase & Co. Fixed until 04/22/2040, 3.11%, 04/22/2041	1.0
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	1.0
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.0
Oracle Corp., 6.90%, 11/09/2052	1.0
Bank of America Corp. Fixed until 02/06/2036, 5.05%, 02/06/2037	1.0
Virginia Electric & Power Co., 8.88%, 11/15/2038	1.0
AT&T, Inc., 3.55%, 09/15/2055	0.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000241761
Shareholder Report [Line Items]
Fund Name	Transamerica Long Credit
Class Name	Class I
Trading Symbol	TLCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[27]
AssetsNet	$ 157,396,999
Holdings Count | Holding	282
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$157,396,999
Number of Portfolio Holdings	282
Portfolio Turnover Rate	18%
Average MaturityFootnote Reference§	23.16 years
DurationFootnote Reference†	11.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	86.7%
U.S. Government Obligations	5.0
Foreign Government Obligations	3.0
Asset-Backed Securities	2.4
Repurchase Agreements	1.1
Other Investment Company	0.7
U.S. Government Agency Obligations	0.5
Municipal Government Obligations	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	5.5%
AAA	2.6
AA	5.8
A	29.1
BBB	53.0
BB	1.7
B	0.2

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 08/17/2071	1.7%
U.S. Treasury Bonds, 4.63%, 11/15/2045	1.4
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.2
JPMorgan Chase & Co. Fixed until 04/22/2040, 3.11%, 04/22/2041	1.0
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	1.0
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.0
Oracle Corp., 6.90%, 11/09/2052	1.0
Bank of America Corp. Fixed until 02/06/2036, 5.05%, 02/06/2037	1.0
Virginia Electric & Power Co., 8.88%, 11/15/2038	1.0
AT&T, Inc., 3.55%, 09/15/2055	0.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000246912
Shareholder Report [Line Items]
Fund Name	Transamerica Long Credit
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$28	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[28]
AssetsNet	$ 157,396,999
Holdings Count | Holding	282
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$157,396,999
Number of Portfolio Holdings	282
Portfolio Turnover Rate	18%
Average MaturityFootnote Reference§	23.16 years
DurationFootnote Reference†	11.88 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	86.7%
U.S. Government Obligations	5.0
Foreign Government Obligations	3.0
Asset-Backed Securities	2.4
Repurchase Agreements	1.1
Other Investment Company	0.7
U.S. Government Agency Obligations	0.5
Municipal Government Obligations	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	5.5%
AAA	2.6
AA	5.8
A	29.1
BBB	53.0
BB	1.7
B	0.2

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 08/17/2071	1.7%
U.S. Treasury Bonds, 4.63%, 11/15/2045	1.4
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/2045	1.2
JPMorgan Chase & Co. Fixed until 04/22/2040, 3.11%, 04/22/2041	1.0
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	1.0
U.S. Treasury Bonds, 1.25%, 05/15/2050	1.0
Oracle Corp., 6.90%, 11/09/2052	1.0
Bank of America Corp. Fixed until 02/06/2036, 5.05%, 02/06/2037	1.0
Virginia Electric & Power Co., 8.88%, 11/15/2038	1.0
AT&T, Inc., 3.55%, 09/15/2055	0.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000132301
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Growth
Class Name	Class A
Trading Symbol	MCGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.22%	[29]
AssetsNet	$ 130,719,547
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$130,719,547
Number of Portfolio Holdings	36
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	22.5%
Industrials	19.9
Consumer Discretionary	14.2
Health Care	14.0
Financials	11.8
Communication Services	6.3
Energy	5.0
Utilities	3.5
Materials	1.8
Consumer Staples	0.9
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Hilton Worldwide Holdings, Inc.	7.0%
Howmet Aerospace, Inc.	6.6
Monolithic Power Systems, Inc.	5.5
Targa Resources Corp.	5.0
Clean Harbors, Inc.	4.4
Flex Ltd.	4.0
Datadog, Inc., Class A	3.6
NRG Energy, Inc.	3.4
IDEXX Laboratories, Inc.	3.4
Interactive Brokers Group, Inc., Class A	3.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000132302
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Growth
Class Name	Class C
Trading Symbol	MGTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.99%	[30]
AssetsNet	$ 130,719,547
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$130,719,547
Number of Portfolio Holdings	36
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	22.5%
Industrials	19.9
Consumer Discretionary	14.2
Health Care	14.0
Financials	11.8
Communication Services	6.3
Energy	5.0
Utilities	3.5
Materials	1.8
Consumer Staples	0.9
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Hilton Worldwide Holdings, Inc.	7.0%
Howmet Aerospace, Inc.	6.6
Monolithic Power Systems, Inc.	5.5
Targa Resources Corp.	5.0
Clean Harbors, Inc.	4.4
Flex Ltd.	4.0
Datadog, Inc., Class A	3.6
NRG Energy, Inc.	3.4
IDEXX Laboratories, Inc.	3.4
Interactive Brokers Group, Inc., Class A	3.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000132303
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Growth
Class Name	Class I
Trading Symbol	IMCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%	[31]
AssetsNet	$ 130,719,547
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$130,719,547
Number of Portfolio Holdings	36
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	22.5%
Industrials	19.9
Consumer Discretionary	14.2
Health Care	14.0
Financials	11.8
Communication Services	6.3
Energy	5.0
Utilities	3.5
Materials	1.8
Consumer Staples	0.9
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Hilton Worldwide Holdings, Inc.	7.0%
Howmet Aerospace, Inc.	6.6
Monolithic Power Systems, Inc.	5.5
Targa Resources Corp.	5.0
Clean Harbors, Inc.	4.4
Flex Ltd.	4.0
Datadog, Inc., Class A	3.6
NRG Energy, Inc.	3.4
IDEXX Laboratories, Inc.	3.4
Interactive Brokers Group, Inc., Class A	3.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000132304
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Growth
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$41	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[32]
AssetsNet	$ 130,719,547
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$130,719,547
Number of Portfolio Holdings	36
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	22.5%
Industrials	19.9
Consumer Discretionary	14.2
Health Care	14.0
Financials	11.8
Communication Services	6.3
Energy	5.0
Utilities	3.5
Materials	1.8
Consumer Staples	0.9
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Hilton Worldwide Holdings, Inc.	7.0%
Howmet Aerospace, Inc.	6.6
Monolithic Power Systems, Inc.	5.5
Targa Resources Corp.	5.0
Clean Harbors, Inc.	4.4
Flex Ltd.	4.0
Datadog, Inc., Class A	3.6
NRG Energy, Inc.	3.4
IDEXX Laboratories, Inc.	3.4
Interactive Brokers Group, Inc., Class A	3.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171825
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Growth
Class Name	Class I3
Trading Symbol	TMITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$41	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[33]
AssetsNet	$ 130,719,547
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$130,719,547
Number of Portfolio Holdings	36
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	22.5%
Industrials	19.9
Consumer Discretionary	14.2
Health Care	14.0
Financials	11.8
Communication Services	6.3
Energy	5.0
Utilities	3.5
Materials	1.8
Consumer Staples	0.9
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Hilton Worldwide Holdings, Inc.	7.0%
Howmet Aerospace, Inc.	6.6
Monolithic Power Systems, Inc.	5.5
Targa Resources Corp.	5.0
Clean Harbors, Inc.	4.4
Flex Ltd.	4.0
Datadog, Inc., Class A	3.6
NRG Energy, Inc.	3.4
IDEXX Laboratories, Inc.	3.4
Interactive Brokers Group, Inc., Class A	3.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171823
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Growth
Class Name	Class R
Trading Symbol	TMIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$65	1.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.32%	[34]
AssetsNet	$ 130,719,547
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$130,719,547
Number of Portfolio Holdings	36
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	22.5%
Industrials	19.9
Consumer Discretionary	14.2
Health Care	14.0
Financials	11.8
Communication Services	6.3
Energy	5.0
Utilities	3.5
Materials	1.8
Consumer Staples	0.9
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Hilton Worldwide Holdings, Inc.	7.0%
Howmet Aerospace, Inc.	6.6
Monolithic Power Systems, Inc.	5.5
Targa Resources Corp.	5.0
Clean Harbors, Inc.	4.4
Flex Ltd.	4.0
Datadog, Inc., Class A	3.6
NRG Energy, Inc.	3.4
IDEXX Laboratories, Inc.	3.4
Interactive Brokers Group, Inc., Class A	3.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171824
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Growth
Class Name	Class R4
Trading Symbol	TMIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$47	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[35]
AssetsNet	$ 130,719,547
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$130,719,547
Number of Portfolio Holdings	36
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	22.5%
Industrials	19.9
Consumer Discretionary	14.2
Health Care	14.0
Financials	11.8
Communication Services	6.3
Energy	5.0
Utilities	3.5
Materials	1.8
Consumer Staples	0.9
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Hilton Worldwide Holdings, Inc.	7.0%
Howmet Aerospace, Inc.	6.6
Monolithic Power Systems, Inc.	5.5
Targa Resources Corp.	5.0
Clean Harbors, Inc.	4.4
Flex Ltd.	4.0
Datadog, Inc., Class A	3.6
NRG Energy, Inc.	3.4
IDEXX Laboratories, Inc.	3.4
Interactive Brokers Group, Inc., Class A	3.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000228028
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Growth
Class Name	Class R6
Trading Symbol	TAGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[36]
AssetsNet	$ 130,719,547
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$130,719,547
Number of Portfolio Holdings	36
Portfolio Turnover Rate	25%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	22.5%
Industrials	19.9
Consumer Discretionary	14.2
Health Care	14.0
Financials	11.8
Communication Services	6.3
Energy	5.0
Utilities	3.5
Materials	1.8
Consumer Staples	0.9
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Hilton Worldwide Holdings, Inc.	7.0%
Howmet Aerospace, Inc.	6.6
Monolithic Power Systems, Inc.	5.5
Targa Resources Corp.	5.0
Clean Harbors, Inc.	4.4
Flex Ltd.	4.0
Datadog, Inc., Class A	3.6
NRG Energy, Inc.	3.4
IDEXX Laboratories, Inc.	3.4
Interactive Brokers Group, Inc., Class A	3.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000140993
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Value Opportunities
Class Name	Class A
Trading Symbol	MCVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%	[37]
AssetsNet	$ 807,915,844
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$807,915,844
Number of Portfolio Holdings	69
Portfolio Turnover Rate	32%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Health Care	15.3%
Consumer Staples	13.3
Financials	10.9
Communication Services	9.0
Industrials	7.7
Information Technology	7.4
Materials	6.6
Energy	6.3
Consumer Discretionary	6.2
Real Estate	5.7
Utilities	5.5
Repurchase Agreements	6.3
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	2.6%
LKQ Corp.	2.6
U-Haul Holding Co.	2.3
Dominion Energy, Inc.	2.3
Evergy, Inc.	2.2
Graphic Packaging Holding Co.	2.2
Crown Castle, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
SS&C Technologies Holdings, Inc.	2.1
Centene Corp.	2.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000140994
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Value Opportunities
Class Name	Class C
Trading Symbol	MCVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.90%	[38]
AssetsNet	$ 807,915,844
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$807,915,844
Number of Portfolio Holdings	69
Portfolio Turnover Rate	32%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Health Care	15.3%
Consumer Staples	13.3
Financials	10.9
Communication Services	9.0
Industrials	7.7
Information Technology	7.4
Materials	6.6
Energy	6.3
Consumer Discretionary	6.2
Real Estate	5.7
Utilities	5.5
Repurchase Agreements	6.3
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	2.6%
LKQ Corp.	2.6
U-Haul Holding Co.	2.3
Dominion Energy, Inc.	2.3
Evergy, Inc.	2.2
Graphic Packaging Holding Co.	2.2
Crown Castle, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
SS&C Technologies Holdings, Inc.	2.1
Centene Corp.	2.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000140995
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Value Opportunities
Class Name	Class I
Trading Symbol	MVTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[39]
AssetsNet	$ 807,915,844
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$807,915,844
Number of Portfolio Holdings	69
Portfolio Turnover Rate	32%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Health Care	15.3%
Consumer Staples	13.3
Financials	10.9
Communication Services	9.0
Industrials	7.7
Information Technology	7.4
Materials	6.6
Energy	6.3
Consumer Discretionary	6.2
Real Estate	5.7
Utilities	5.5
Repurchase Agreements	6.3
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	2.6%
LKQ Corp.	2.6
U-Haul Holding Co.	2.3
Dominion Energy, Inc.	2.3
Evergy, Inc.	2.2
Graphic Packaging Holding Co.	2.2
Crown Castle, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
SS&C Technologies Holdings, Inc.	2.1
Centene Corp.	2.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000140996
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Value Opportunities
Class Name	Class I2
Trading Symbol	IAAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[40]
AssetsNet	$ 807,915,844
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$807,915,844
Number of Portfolio Holdings	69
Portfolio Turnover Rate	32%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Health Care	15.3%
Consumer Staples	13.3
Financials	10.9
Communication Services	9.0
Industrials	7.7
Information Technology	7.4
Materials	6.6
Energy	6.3
Consumer Discretionary	6.2
Real Estate	5.7
Utilities	5.5
Repurchase Agreements	6.3
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	2.6%
LKQ Corp.	2.6
U-Haul Holding Co.	2.3
Dominion Energy, Inc.	2.3
Evergy, Inc.	2.2
Graphic Packaging Holding Co.	2.2
Crown Castle, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
SS&C Technologies Holdings, Inc.	2.1
Centene Corp.	2.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171834
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Value Opportunities
Class Name	Class I3
Trading Symbol	TOTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[41]
AssetsNet	$ 807,915,844
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$807,915,844
Number of Portfolio Holdings	69
Portfolio Turnover Rate	32%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Health Care	15.3%
Consumer Staples	13.3
Financials	10.9
Communication Services	9.0
Industrials	7.7
Information Technology	7.4
Materials	6.6
Energy	6.3
Consumer Discretionary	6.2
Real Estate	5.7
Utilities	5.5
Repurchase Agreements	6.3
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	2.6%
LKQ Corp.	2.6
U-Haul Holding Co.	2.3
Dominion Energy, Inc.	2.3
Evergy, Inc.	2.2
Graphic Packaging Holding Co.	2.2
Crown Castle, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
SS&C Technologies Holdings, Inc.	2.1
Centene Corp.	2.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171832
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Value Opportunities
Class Name	Class R
Trading Symbol	TOTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$64	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%	[42]
AssetsNet	$ 807,915,844
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$807,915,844
Number of Portfolio Holdings	69
Portfolio Turnover Rate	32%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Health Care	15.3%
Consumer Staples	13.3
Financials	10.9
Communication Services	9.0
Industrials	7.7
Information Technology	7.4
Materials	6.6
Energy	6.3
Consumer Discretionary	6.2
Real Estate	5.7
Utilities	5.5
Repurchase Agreements	6.3
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	2.6%
LKQ Corp.	2.6
U-Haul Holding Co.	2.3
Dominion Energy, Inc.	2.3
Evergy, Inc.	2.2
Graphic Packaging Holding Co.	2.2
Crown Castle, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
SS&C Technologies Holdings, Inc.	2.1
Centene Corp.	2.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171833
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Value Opportunities
Class Name	Class R4
Trading Symbol	TOTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$46	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[43]
AssetsNet	$ 807,915,844
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$807,915,844
Number of Portfolio Holdings	69
Portfolio Turnover Rate	32%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Health Care	15.3%
Consumer Staples	13.3
Financials	10.9
Communication Services	9.0
Industrials	7.7
Information Technology	7.4
Materials	6.6
Energy	6.3
Consumer Discretionary	6.2
Real Estate	5.7
Utilities	5.5
Repurchase Agreements	6.3
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	2.6%
LKQ Corp.	2.6
U-Haul Holding Co.	2.3
Dominion Energy, Inc.	2.3
Evergy, Inc.	2.2
Graphic Packaging Holding Co.	2.2
Crown Castle, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
SS&C Technologies Holdings, Inc.	2.1
Centene Corp.	2.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000172163
Shareholder Report [Line Items]
Fund Name	Transamerica Mid Cap Value Opportunities
Class Name	Class R6
Trading Symbol	MVTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[44]
AssetsNet	$ 807,915,844
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$807,915,844
Number of Portfolio Holdings	69
Portfolio Turnover Rate	32%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Health Care	15.3%
Consumer Staples	13.3
Financials	10.9
Communication Services	9.0
Industrials	7.7
Information Technology	7.4
Materials	6.6
Energy	6.3
Consumer Discretionary	6.2
Real Estate	5.7
Utilities	5.5
Repurchase Agreements	6.3
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	2.6%
LKQ Corp.	2.6
U-Haul Holding Co.	2.3
Dominion Energy, Inc.	2.3
Evergy, Inc.	2.2
Graphic Packaging Holding Co.	2.2
Crown Castle, Inc.	2.2
First Citizens BancShares, Inc., Class A	2.1
SS&C Technologies Holdings, Inc.	2.1
Centene Corp.	2.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000137932
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Asset Income
Class Name	Class A
Trading Symbol	TASHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[45]
AssetsNet	$ 880,492,017
Holdings Count | Holding	195
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$880,492,017
Number of Portfolio Holdings	195
Portfolio Turnover Rate	27%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	58.4%
Corporate Debt Securities	37.1
Preferred Stocks	2.8
Other Investment Company	2.3
Repurchase Agreements	1.6
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class C	4.9%
Broadcom, Inc.	2.4
Apple, Inc.	2.3
Microsoft Corp.	2.2
NVIDIA Corp.	1.9
Goldman Sachs Group, Inc.	1.9
Merck & Co., Inc.	1.9
International Business Machines Corp.	1.7
Amazon.com, Inc.	1.5
Arista Networks, Inc.	1.5

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000137933
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Asset Income
Class Name	Class C
Trading Symbol	TCSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.68%	[46]
AssetsNet	$ 880,492,017
Holdings Count | Holding	195
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$880,492,017
Number of Portfolio Holdings	195
Portfolio Turnover Rate	27%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	58.4%
Corporate Debt Securities	37.1
Preferred Stocks	2.8
Other Investment Company	2.3
Repurchase Agreements	1.6
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class C	4.9%
Broadcom, Inc.	2.4
Apple, Inc.	2.3
Microsoft Corp.	2.2
NVIDIA Corp.	1.9
Goldman Sachs Group, Inc.	1.9
Merck & Co., Inc.	1.9
International Business Machines Corp.	1.7
Amazon.com, Inc.	1.5
Arista Networks, Inc.	1.5

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000137934
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Asset Income
Class Name	Class I
Trading Symbol	TSHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[47]
AssetsNet	$ 880,492,017
Holdings Count | Holding	195
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$880,492,017
Number of Portfolio Holdings	195
Portfolio Turnover Rate	27%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	58.4%
Corporate Debt Securities	37.1
Preferred Stocks	2.8
Other Investment Company	2.3
Repurchase Agreements	1.6
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class C	4.9%
Broadcom, Inc.	2.4
Apple, Inc.	2.3
Microsoft Corp.	2.2
NVIDIA Corp.	1.9
Goldman Sachs Group, Inc.	1.9
Merck & Co., Inc.	1.9
International Business Machines Corp.	1.7
Amazon.com, Inc.	1.5
Arista Networks, Inc.	1.5

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000137935
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Asset Income
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$32	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[48]
AssetsNet	$ 880,492,017
Holdings Count | Holding	195
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$880,492,017
Number of Portfolio Holdings	195
Portfolio Turnover Rate	27%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	58.4%
Corporate Debt Securities	37.1
Preferred Stocks	2.8
Other Investment Company	2.3
Repurchase Agreements	1.6
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class C	4.9%
Broadcom, Inc.	2.4
Apple, Inc.	2.3
Microsoft Corp.	2.2
NVIDIA Corp.	1.9
Goldman Sachs Group, Inc.	1.9
Merck & Co., Inc.	1.9
International Business Machines Corp.	1.7
Amazon.com, Inc.	1.5
Arista Networks, Inc.	1.5

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021228
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Managed Balanced
Class Name	Class A
Trading Symbol	IBALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[49]
AssetsNet	$ 1,510,743,988
Holdings Count | Holding	672
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,510,743,988
Number of Portfolio Holdings	672
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	8.14 years
DurationFootnote Reference†	5.74 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	61.1%
Corporate Debt Securities	13.4
U.S. Government Agency Obligations	9.3
U.S. Government Obligations	9.2
Commercial Paper	7.2
Mortgage-Backed Securities	2.8
Asset-Backed Securities	2.1
Short-Term U.S. Government Obligations	1.6
Repurchase Agreements	1.1
Foreign Government Obligations	0.3
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	(8.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	18.5%
AAA	4.6
AA	0.4
A	3.4
BBB	8.5
BB	1.6
NR (Not Rated)	0.1

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	5.2%
Apple, Inc.	3.9
Microsoft Corp.	3.3
Amazon.com, Inc.	2.9
Alphabet, Inc., Class A	2.3
Broadcom, Inc.	2.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.6
Alphabet, Inc., Class C	1.5
Meta Platforms, Inc., Class A	1.4
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	1.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021230
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Managed Balanced
Class Name	Class C
Trading Symbol	IBLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.70%	[50]
AssetsNet	$ 1,510,743,988
Holdings Count | Holding	672
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,510,743,988
Number of Portfolio Holdings	672
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	8.14 years
DurationFootnote Reference†	5.74 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	61.1%
Corporate Debt Securities	13.4
U.S. Government Agency Obligations	9.3
U.S. Government Obligations	9.2
Commercial Paper	7.2
Mortgage-Backed Securities	2.8
Asset-Backed Securities	2.1
Short-Term U.S. Government Obligations	1.6
Repurchase Agreements	1.1
Foreign Government Obligations	0.3
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	(8.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	18.5%
AAA	4.6
AA	0.4
A	3.4
BBB	8.5
BB	1.6
NR (Not Rated)	0.1

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	5.2%
Apple, Inc.	3.9
Microsoft Corp.	3.3
Amazon.com, Inc.	2.9
Alphabet, Inc., Class A	2.3
Broadcom, Inc.	2.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.6
Alphabet, Inc., Class C	1.5
Meta Platforms, Inc., Class A	1.4
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	1.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000081953
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Managed Balanced
Class Name	Class I
Trading Symbol	TBLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[51]
AssetsNet	$ 1,510,743,988
Holdings Count | Holding	672
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,510,743,988
Number of Portfolio Holdings	672
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	8.14 years
DurationFootnote Reference†	5.74 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	61.1%
Corporate Debt Securities	13.4
U.S. Government Agency Obligations	9.3
U.S. Government Obligations	9.2
Commercial Paper	7.2
Mortgage-Backed Securities	2.8
Asset-Backed Securities	2.1
Short-Term U.S. Government Obligations	1.6
Repurchase Agreements	1.1
Foreign Government Obligations	0.3
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	(8.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	18.5%
AAA	4.6
AA	0.4
A	3.4
BBB	8.5
BB	1.6
NR (Not Rated)	0.1

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	5.2%
Apple, Inc.	3.9
Microsoft Corp.	3.3
Amazon.com, Inc.	2.9
Alphabet, Inc., Class A	2.3
Broadcom, Inc.	2.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.6
Alphabet, Inc., Class C	1.5
Meta Platforms, Inc., Class A	1.4
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	1.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000234683
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Managed Balanced
Class Name	Class R
Trading Symbol	TAAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$61	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%	[52]
AssetsNet	$ 1,510,743,988
Holdings Count | Holding	672
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,510,743,988
Number of Portfolio Holdings	672
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	8.14 years
DurationFootnote Reference†	5.74 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	61.1%
Corporate Debt Securities	13.4
U.S. Government Agency Obligations	9.3
U.S. Government Obligations	9.2
Commercial Paper	7.2
Mortgage-Backed Securities	2.8
Asset-Backed Securities	2.1
Short-Term U.S. Government Obligations	1.6
Repurchase Agreements	1.1
Foreign Government Obligations	0.3
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	(8.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	18.5%
AAA	4.6
AA	0.4
A	3.4
BBB	8.5
BB	1.6
NR (Not Rated)	0.1

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	5.2%
Apple, Inc.	3.9
Microsoft Corp.	3.3
Amazon.com, Inc.	2.9
Alphabet, Inc., Class A	2.3
Broadcom, Inc.	2.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.6
Alphabet, Inc., Class C	1.5
Meta Platforms, Inc., Class A	1.4
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	1.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000156741
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Managed Balanced
Class Name	Class R6
Trading Symbol	TAMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[53]
AssetsNet	$ 1,510,743,988
Holdings Count | Holding	672
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,510,743,988
Number of Portfolio Holdings	672
Portfolio Turnover Rate	22%
Average MaturityFootnote Reference§	8.14 years
DurationFootnote Reference†	5.74 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks	61.1%
Corporate Debt Securities	13.4
U.S. Government Agency Obligations	9.3
U.S. Government Obligations	9.2
Commercial Paper	7.2
Mortgage-Backed Securities	2.8
Asset-Backed Securities	2.1
Short-Term U.S. Government Obligations	1.6
Repurchase Agreements	1.1
Foreign Government Obligations	0.3
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	(8.4)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	18.5%
AAA	4.6
AA	0.4
A	3.4
BBB	8.5
BB	1.6
NR (Not Rated)	0.1

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	5.2%
Apple, Inc.	3.9
Microsoft Corp.	3.3
Amazon.com, Inc.	2.9
Alphabet, Inc., Class A	2.3
Broadcom, Inc.	2.1
Uniform Mortgage-Backed Security, TBA, 2.50%, 05/01/2056	1.6
Alphabet, Inc., Class C	1.5
Meta Platforms, Inc., Class A	1.4
Uniform Mortgage-Backed Security, TBA, 3.00%, 05/01/2056	1.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000054268
Shareholder Report [Line Items]
Fund Name	Transamerica Short-Term Bond
Class Name	Class A
Trading Symbol	ITAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[54]
AssetsNet	$ 3,601,166,453
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,601,166,453
Number of Portfolio Holdings	372
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.91 years
DurationFootnote Reference†	1.98 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	70.2%
Asset-Backed Securities	11.4
Mortgage-Backed Securities	10.4
U.S. Government Obligations	5.4
U.S. Government Agency Obligations	1.2
Repurchase Agreements	0.9
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	6.6%
AAA	16.2
AA	4.2
A	25.9
BBB	42.3
BB	3.1
B	0.1
Below CCC	0.2

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, 03/15/2028	3.3%
U.S. Treasury Notes, 3.63%, 08/31/2029	1.2
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 3-Month Term SOFR, 4.08%, 04/23/2029	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
U.S. Bank NA, 1-Day SOFR, 4.73%, 05/15/2028	0.6
Avolon Holdings Funding Ltd., 6.38%, 05/04/2028	0.6
Santander U.K. Group Holdings PLC, 1-Day SOFR Index, 4.32%, 09/22/2029	0.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000054269
Shareholder Report [Line Items]
Fund Name	Transamerica Short-Term Bond
Class Name	Class C
Trading Symbol	ITACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.48%	[55]
AssetsNet	$ 3,601,166,453
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,601,166,453
Number of Portfolio Holdings	372
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.91 years
DurationFootnote Reference†	1.98 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	70.2%
Asset-Backed Securities	11.4
Mortgage-Backed Securities	10.4
U.S. Government Obligations	5.4
U.S. Government Agency Obligations	1.2
Repurchase Agreements	0.9
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	6.6%
AAA	16.2
AA	4.2
A	25.9
BBB	42.3
BB	3.1
B	0.1
Below CCC	0.2

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, 03/15/2028	3.3%
U.S. Treasury Notes, 3.63%, 08/31/2029	1.2
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 3-Month Term SOFR, 4.08%, 04/23/2029	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
U.S. Bank NA, 1-Day SOFR, 4.73%, 05/15/2028	0.6
Avolon Holdings Funding Ltd., 6.38%, 05/04/2028	0.6
Santander U.K. Group Holdings PLC, 1-Day SOFR Index, 4.32%, 09/22/2029	0.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000081831
Shareholder Report [Line Items]
Fund Name	Transamerica Short-Term Bond
Class Name	Class I
Trading Symbol	TSTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%	[56]
AssetsNet	$ 3,601,166,453
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,601,166,453
Number of Portfolio Holdings	372
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.91 years
DurationFootnote Reference†	1.98 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	70.2%
Asset-Backed Securities	11.4
Mortgage-Backed Securities	10.4
U.S. Government Obligations	5.4
U.S. Government Agency Obligations	1.2
Repurchase Agreements	0.9
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	6.6%
AAA	16.2
AA	4.2
A	25.9
BBB	42.3
BB	3.1
B	0.1
Below CCC	0.2

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, 03/15/2028	3.3%
U.S. Treasury Notes, 3.63%, 08/31/2029	1.2
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 3-Month Term SOFR, 4.08%, 04/23/2029	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
U.S. Bank NA, 1-Day SOFR, 4.73%, 05/15/2028	0.6
Avolon Holdings Funding Ltd., 6.38%, 05/04/2028	0.6
Santander U.K. Group Holdings PLC, 1-Day SOFR Index, 4.32%, 09/22/2029	0.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021256
Shareholder Report [Line Items]
Fund Name	Transamerica Short-Term Bond
Class Name	Class I2
Trading Symbol	TSIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$20	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%	[57]
AssetsNet	$ 3,601,166,453
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,601,166,453
Number of Portfolio Holdings	372
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.91 years
DurationFootnote Reference†	1.98 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	70.2%
Asset-Backed Securities	11.4
Mortgage-Backed Securities	10.4
U.S. Government Obligations	5.4
U.S. Government Agency Obligations	1.2
Repurchase Agreements	0.9
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	6.6%
AAA	16.2
AA	4.2
A	25.9
BBB	42.3
BB	3.1
B	0.1
Below CCC	0.2

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, 03/15/2028	3.3%
U.S. Treasury Notes, 3.63%, 08/31/2029	1.2
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 3-Month Term SOFR, 4.08%, 04/23/2029	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
U.S. Bank NA, 1-Day SOFR, 4.73%, 05/15/2028	0.6
Avolon Holdings Funding Ltd., 6.38%, 05/04/2028	0.6
Santander U.K. Group Holdings PLC, 1-Day SOFR Index, 4.32%, 09/22/2029	0.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000237766
Shareholder Report [Line Items]
Fund Name	Transamerica Short-Term Bond
Class Name	Class I3
Trading Symbol	TAAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$20	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%	[58]
AssetsNet	$ 3,601,166,453
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,601,166,453
Number of Portfolio Holdings	372
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.91 years
DurationFootnote Reference†	1.98 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	70.2%
Asset-Backed Securities	11.4
Mortgage-Backed Securities	10.4
U.S. Government Obligations	5.4
U.S. Government Agency Obligations	1.2
Repurchase Agreements	0.9
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	6.6%
AAA	16.2
AA	4.2
A	25.9
BBB	42.3
BB	3.1
B	0.1
Below CCC	0.2

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, 03/15/2028	3.3%
U.S. Treasury Notes, 3.63%, 08/31/2029	1.2
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 3-Month Term SOFR, 4.08%, 04/23/2029	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
U.S. Bank NA, 1-Day SOFR, 4.73%, 05/15/2028	0.6
Avolon Holdings Funding Ltd., 6.38%, 05/04/2028	0.6
Santander U.K. Group Holdings PLC, 1-Day SOFR Index, 4.32%, 09/22/2029	0.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000237767
Shareholder Report [Line Items]
Fund Name	Transamerica Short-Term Bond
Class Name	Class R
Trading Symbol	TAASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$45	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[59]
AssetsNet	$ 3,601,166,453
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,601,166,453
Number of Portfolio Holdings	372
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.91 years
DurationFootnote Reference†	1.98 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	70.2%
Asset-Backed Securities	11.4
Mortgage-Backed Securities	10.4
U.S. Government Obligations	5.4
U.S. Government Agency Obligations	1.2
Repurchase Agreements	0.9
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	6.6%
AAA	16.2
AA	4.2
A	25.9
BBB	42.3
BB	3.1
B	0.1
Below CCC	0.2

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, 03/15/2028	3.3%
U.S. Treasury Notes, 3.63%, 08/31/2029	1.2
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 3-Month Term SOFR, 4.08%, 04/23/2029	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
U.S. Bank NA, 1-Day SOFR, 4.73%, 05/15/2028	0.6
Avolon Holdings Funding Ltd., 6.38%, 05/04/2028	0.6
Santander U.K. Group Holdings PLC, 1-Day SOFR Index, 4.32%, 09/22/2029	0.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000237768
Shareholder Report [Line Items]
Fund Name	Transamerica Short-Term Bond
Class Name	Class R4
Trading Symbol	TAAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$32	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[60]
AssetsNet	$ 3,601,166,453
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,601,166,453
Number of Portfolio Holdings	372
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.91 years
DurationFootnote Reference†	1.98 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	70.2%
Asset-Backed Securities	11.4
Mortgage-Backed Securities	10.4
U.S. Government Obligations	5.4
U.S. Government Agency Obligations	1.2
Repurchase Agreements	0.9
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	6.6%
AAA	16.2
AA	4.2
A	25.9
BBB	42.3
BB	3.1
B	0.1
Below CCC	0.2

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, 03/15/2028	3.3%
U.S. Treasury Notes, 3.63%, 08/31/2029	1.2
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 3-Month Term SOFR, 4.08%, 04/23/2029	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
U.S. Bank NA, 1-Day SOFR, 4.73%, 05/15/2028	0.6
Avolon Holdings Funding Ltd., 6.38%, 05/04/2028	0.6
Santander U.K. Group Holdings PLC, 1-Day SOFR Index, 4.32%, 09/22/2029	0.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000156747
Shareholder Report [Line Items]
Fund Name	Transamerica Short-Term Bond
Class Name	Class R6
Trading Symbol	TASTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$20	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%	[61]
AssetsNet	$ 3,601,166,453
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,601,166,453
Number of Portfolio Holdings	372
Portfolio Turnover Rate	29%
Average MaturityFootnote Reference§	1.91 years
DurationFootnote Reference†	1.98 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	70.2%
Asset-Backed Securities	11.4
Mortgage-Backed Securities	10.4
U.S. Government Obligations	5.4
U.S. Government Agency Obligations	1.2
Repurchase Agreements	0.9
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	6.6%
AAA	16.2
AA	4.2
A	25.9
BBB	42.3
BB	3.1
B	0.1
Below CCC	0.2

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, 03/15/2028	3.3%
U.S. Treasury Notes, 3.63%, 08/31/2029	1.2
U.S. Treasury Notes, 4.25%, 02/28/2029	1.0
Wells Fargo & Co., 3-Month Term SOFR, 3.58%, 05/22/2028	0.9
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Citigroup, Inc., 3-Month Term SOFR, 4.08%, 04/23/2029	0.7
Bank of America Corp., 1-Day SOFR, 4.38%, 04/27/2028	0.7
U.S. Bank NA, 1-Day SOFR, 4.73%, 05/15/2028	0.6
Avolon Holdings Funding Ltd., 6.38%, 05/04/2028	0.6
Santander U.K. Group Holdings PLC, 1-Day SOFR Index, 4.32%, 09/22/2029	0.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000117711
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Growth
Class Name	Class A
Trading Symbol	ASGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%	[62]
AssetsNet	$ 80,246,292
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$80,246,292
Number of Portfolio Holdings	55
Portfolio Turnover Rate	27%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	29.5%
Health Care	16.2
Information Technology	14.7
Consumer Discretionary	12.6
Energy	10.7
Financials	8.3
Real Estate	1.9
Consumer Staples	1.4
Utilities	1.2
Repurchase Agreements	2.0
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Ligand Pharmaceuticals, Inc.	3.8%
Saia, Inc.	3.5
MACOM Technology Solutions Holdings, Inc.	3.4
UL Solutions, Inc., Class A	3.3
PDF Solutions, Inc.	3.0
Solaris Energy Infrastructure, Inc.	2.8
Oceaneering International, Inc.	2.4
SharkNinja, Inc.	2.4
Simpson Manufacturing Co., Inc.	2.4
Lazard, Inc.	2.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000117712
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Growth
Class Name	Class C
Trading Symbol	CSGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.13%	[63]
AssetsNet	$ 80,246,292
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$80,246,292
Number of Portfolio Holdings	55
Portfolio Turnover Rate	27%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	29.5%
Health Care	16.2
Information Technology	14.7
Consumer Discretionary	12.6
Energy	10.7
Financials	8.3
Real Estate	1.9
Consumer Staples	1.4
Utilities	1.2
Repurchase Agreements	2.0
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Ligand Pharmaceuticals, Inc.	3.8%
Saia, Inc.	3.5
MACOM Technology Solutions Holdings, Inc.	3.4
UL Solutions, Inc., Class A	3.3
PDF Solutions, Inc.	3.0
Solaris Energy Infrastructure, Inc.	2.8
Oceaneering International, Inc.	2.4
SharkNinja, Inc.	2.4
Simpson Manufacturing Co., Inc.	2.4
Lazard, Inc.	2.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000117713
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Growth
Class Name	Class I
Trading Symbol	ISCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[64]
AssetsNet	$ 80,246,292
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$80,246,292
Number of Portfolio Holdings	55
Portfolio Turnover Rate	27%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	29.5%
Health Care	16.2
Information Technology	14.7
Consumer Discretionary	12.6
Energy	10.7
Financials	8.3
Real Estate	1.9
Consumer Staples	1.4
Utilities	1.2
Repurchase Agreements	2.0
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Ligand Pharmaceuticals, Inc.	3.8%
Saia, Inc.	3.5
MACOM Technology Solutions Holdings, Inc.	3.4
UL Solutions, Inc., Class A	3.3
PDF Solutions, Inc.	3.0
Solaris Energy Infrastructure, Inc.	2.8
Oceaneering International, Inc.	2.4
SharkNinja, Inc.	2.4
Simpson Manufacturing Co., Inc.	2.4
Lazard, Inc.	2.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000117714
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Growth
Class Name	Class I2
Trading Symbol	TSPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[65]
AssetsNet	$ 80,246,292
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$80,246,292
Number of Portfolio Holdings	55
Portfolio Turnover Rate	27%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	29.5%
Health Care	16.2
Information Technology	14.7
Consumer Discretionary	12.6
Energy	10.7
Financials	8.3
Real Estate	1.9
Consumer Staples	1.4
Utilities	1.2
Repurchase Agreements	2.0
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Ligand Pharmaceuticals, Inc.	3.8%
Saia, Inc.	3.5
MACOM Technology Solutions Holdings, Inc.	3.4
UL Solutions, Inc., Class A	3.3
PDF Solutions, Inc.	3.0
Solaris Energy Infrastructure, Inc.	2.8
Oceaneering International, Inc.	2.4
SharkNinja, Inc.	2.4
Simpson Manufacturing Co., Inc.	2.4
Lazard, Inc.	2.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171822
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Growth
Class Name	Class I3
Trading Symbol	TSPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[66]
AssetsNet	$ 80,246,292
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$80,246,292
Number of Portfolio Holdings	55
Portfolio Turnover Rate	27%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	29.5%
Health Care	16.2
Information Technology	14.7
Consumer Discretionary	12.6
Energy	10.7
Financials	8.3
Real Estate	1.9
Consumer Staples	1.4
Utilities	1.2
Repurchase Agreements	2.0
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Ligand Pharmaceuticals, Inc.	3.8%
Saia, Inc.	3.5
MACOM Technology Solutions Holdings, Inc.	3.4
UL Solutions, Inc., Class A	3.3
PDF Solutions, Inc.	3.0
Solaris Energy Infrastructure, Inc.	2.8
Oceaneering International, Inc.	2.4
SharkNinja, Inc.	2.4
Simpson Manufacturing Co., Inc.	2.4
Lazard, Inc.	2.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171820
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Growth
Class Name	Class R
Trading Symbol	TSPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$75	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%	[67]
AssetsNet	$ 80,246,292
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$80,246,292
Number of Portfolio Holdings	55
Portfolio Turnover Rate	27%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	29.5%
Health Care	16.2
Information Technology	14.7
Consumer Discretionary	12.6
Energy	10.7
Financials	8.3
Real Estate	1.9
Consumer Staples	1.4
Utilities	1.2
Repurchase Agreements	2.0
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Ligand Pharmaceuticals, Inc.	3.8%
Saia, Inc.	3.5
MACOM Technology Solutions Holdings, Inc.	3.4
UL Solutions, Inc., Class A	3.3
PDF Solutions, Inc.	3.0
Solaris Energy Infrastructure, Inc.	2.8
Oceaneering International, Inc.	2.4
SharkNinja, Inc.	2.4
Simpson Manufacturing Co., Inc.	2.4
Lazard, Inc.	2.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171821
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Growth
Class Name	Class R4
Trading Symbol	TSPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$58	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%	[68]
AssetsNet	$ 80,246,292
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$80,246,292
Number of Portfolio Holdings	55
Portfolio Turnover Rate	27%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	29.5%
Health Care	16.2
Information Technology	14.7
Consumer Discretionary	12.6
Energy	10.7
Financials	8.3
Real Estate	1.9
Consumer Staples	1.4
Utilities	1.2
Repurchase Agreements	2.0
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Ligand Pharmaceuticals, Inc.	3.8%
Saia, Inc.	3.5
MACOM Technology Solutions Holdings, Inc.	3.4
UL Solutions, Inc., Class A	3.3
PDF Solutions, Inc.	3.0
Solaris Energy Infrastructure, Inc.	2.8
Oceaneering International, Inc.	2.4
SharkNinja, Inc.	2.4
Simpson Manufacturing Co., Inc.	2.4
Lazard, Inc.	2.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000172147
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Growth
Class Name	Class R6
Trading Symbol	RTSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[69]
AssetsNet	$ 80,246,292
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$80,246,292
Number of Portfolio Holdings	55
Portfolio Turnover Rate	27%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	29.5%
Health Care	16.2
Information Technology	14.7
Consumer Discretionary	12.6
Energy	10.7
Financials	8.3
Real Estate	1.9
Consumer Staples	1.4
Utilities	1.2
Repurchase Agreements	2.0
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Ligand Pharmaceuticals, Inc.	3.8%
Saia, Inc.	3.5
MACOM Technology Solutions Holdings, Inc.	3.4
UL Solutions, Inc., Class A	3.3
PDF Solutions, Inc.	3.0
Solaris Energy Infrastructure, Inc.	2.8
Oceaneering International, Inc.	2.4
SharkNinja, Inc.	2.4
Simpson Manufacturing Co., Inc.	2.4
Lazard, Inc.	2.3

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000112974
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Value
Class Name	Class A
Trading Symbol	TSLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.29%	[70]
AssetsNet	$ 103,678,563
Holdings Count | Holding	163
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$103,678,563
Number of Portfolio Holdings	163
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.8%
Industrials	17.0
Information Technology	15.9
Consumer Discretionary	9.2
Health Care	9.0
Energy	8.2
Real Estate	6.8
Materials	3.4
Communication Services	3.2
Utilities	2.4
Consumer Staples	2.2
Repurchase Agreements	2.1
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Silicon Motion Technology Corp., ADR	2.3%
Mueller Industries, Inc.	2.3
Tower Semiconductor Ltd.	2.1
EMCOR Group, Inc.	1.9
Magnolia Oil & Gas Corp., Class A	1.9
Jazz Pharmaceuticals PLC	1.7
Northwestern Energy Group, Inc.	1.7
Adeia, Inc.	1.7
Granite Construction, Inc.	1.5
MKS, Inc.	1.5

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000112971
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Value
Class Name	Class C
Trading Symbol	TSLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$114	2.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.05%	[71]
AssetsNet	$ 103,678,563
Holdings Count | Holding	163
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$103,678,563
Number of Portfolio Holdings	163
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.8%
Industrials	17.0
Information Technology	15.9
Consumer Discretionary	9.2
Health Care	9.0
Energy	8.2
Real Estate	6.8
Materials	3.4
Communication Services	3.2
Utilities	2.4
Consumer Staples	2.2
Repurchase Agreements	2.1
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Silicon Motion Technology Corp., ADR	2.3%
Mueller Industries, Inc.	2.3
Tower Semiconductor Ltd.	2.1
EMCOR Group, Inc.	1.9
Magnolia Oil & Gas Corp., Class A	1.9
Jazz Pharmaceuticals PLC	1.7
Northwestern Energy Group, Inc.	1.7
Adeia, Inc.	1.7
Granite Construction, Inc.	1.5
MKS, Inc.	1.5

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000112972
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Value
Class Name	Class I
Trading Symbol	TSLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.99%	[72]
AssetsNet	$ 103,678,563
Holdings Count | Holding	163
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$103,678,563
Number of Portfolio Holdings	163
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.8%
Industrials	17.0
Information Technology	15.9
Consumer Discretionary	9.2
Health Care	9.0
Energy	8.2
Real Estate	6.8
Materials	3.4
Communication Services	3.2
Utilities	2.4
Consumer Staples	2.2
Repurchase Agreements	2.1
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Silicon Motion Technology Corp., ADR	2.3%
Mueller Industries, Inc.	2.3
Tower Semiconductor Ltd.	2.1
EMCOR Group, Inc.	1.9
Magnolia Oil & Gas Corp., Class A	1.9
Jazz Pharmaceuticals PLC	1.7
Northwestern Energy Group, Inc.	1.7
Adeia, Inc.	1.7
Granite Construction, Inc.	1.5
MKS, Inc.	1.5

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000112973
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Value
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$50	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.89%	[73]
AssetsNet	$ 103,678,563
Holdings Count | Holding	163
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$103,678,563
Number of Portfolio Holdings	163
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.8%
Industrials	17.0
Information Technology	15.9
Consumer Discretionary	9.2
Health Care	9.0
Energy	8.2
Real Estate	6.8
Materials	3.4
Communication Services	3.2
Utilities	2.4
Consumer Staples	2.2
Repurchase Agreements	2.1
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Silicon Motion Technology Corp., ADR	2.3%
Mueller Industries, Inc.	2.3
Tower Semiconductor Ltd.	2.1
EMCOR Group, Inc.	1.9
Magnolia Oil & Gas Corp., Class A	1.9
Jazz Pharmaceuticals PLC	1.7
Northwestern Energy Group, Inc.	1.7
Adeia, Inc.	1.7
Granite Construction, Inc.	1.5
MKS, Inc.	1.5

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171819
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Value
Class Name	Class I3
Trading Symbol	TSLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$50	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.89%	[74]
AssetsNet	$ 103,678,563
Holdings Count | Holding	163
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$103,678,563
Number of Portfolio Holdings	163
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.8%
Industrials	17.0
Information Technology	15.9
Consumer Discretionary	9.2
Health Care	9.0
Energy	8.2
Real Estate	6.8
Materials	3.4
Communication Services	3.2
Utilities	2.4
Consumer Staples	2.2
Repurchase Agreements	2.1
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Silicon Motion Technology Corp., ADR	2.3%
Mueller Industries, Inc.	2.3
Tower Semiconductor Ltd.	2.1
EMCOR Group, Inc.	1.9
Magnolia Oil & Gas Corp., Class A	1.9
Jazz Pharmaceuticals PLC	1.7
Northwestern Energy Group, Inc.	1.7
Adeia, Inc.	1.7
Granite Construction, Inc.	1.5
MKS, Inc.	1.5

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171817
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Value
Class Name	Class R
Trading Symbol	TRSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$77	1.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.39%	[75]
AssetsNet	$ 103,678,563
Holdings Count | Holding	163
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$103,678,563
Number of Portfolio Holdings	163
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.8%
Industrials	17.0
Information Technology	15.9
Consumer Discretionary	9.2
Health Care	9.0
Energy	8.2
Real Estate	6.8
Materials	3.4
Communication Services	3.2
Utilities	2.4
Consumer Staples	2.2
Repurchase Agreements	2.1
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Silicon Motion Technology Corp., ADR	2.3%
Mueller Industries, Inc.	2.3
Tower Semiconductor Ltd.	2.1
EMCOR Group, Inc.	1.9
Magnolia Oil & Gas Corp., Class A	1.9
Jazz Pharmaceuticals PLC	1.7
Northwestern Energy Group, Inc.	1.7
Adeia, Inc.	1.7
Granite Construction, Inc.	1.5
MKS, Inc.	1.5

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171818
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Value
Class Name	Class R4
Trading Symbol	TSLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$61	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.10%	[76]
AssetsNet	$ 103,678,563
Holdings Count | Holding	163
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$103,678,563
Number of Portfolio Holdings	163
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.8%
Industrials	17.0
Information Technology	15.9
Consumer Discretionary	9.2
Health Care	9.0
Energy	8.2
Real Estate	6.8
Materials	3.4
Communication Services	3.2
Utilities	2.4
Consumer Staples	2.2
Repurchase Agreements	2.1
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Silicon Motion Technology Corp., ADR	2.3%
Mueller Industries, Inc.	2.3
Tower Semiconductor Ltd.	2.1
EMCOR Group, Inc.	1.9
Magnolia Oil & Gas Corp., Class A	1.9
Jazz Pharmaceuticals PLC	1.7
Northwestern Energy Group, Inc.	1.7
Adeia, Inc.	1.7
Granite Construction, Inc.	1.5
MKS, Inc.	1.5

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000172145
Shareholder Report [Line Items]
Fund Name	Transamerica Small Cap Value
Class Name	Class R6
Trading Symbol	TSLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.89%	[77]
AssetsNet	$ 103,678,563
Holdings Count | Holding	163
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$103,678,563
Number of Portfolio Holdings	163
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.8%
Industrials	17.0
Information Technology	15.9
Consumer Discretionary	9.2
Health Care	9.0
Energy	8.2
Real Estate	6.8
Materials	3.4
Communication Services	3.2
Utilities	2.4
Consumer Staples	2.2
Repurchase Agreements	2.1
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Silicon Motion Technology Corp., ADR	2.3%
Mueller Industries, Inc.	2.3
Tower Semiconductor Ltd.	2.1
EMCOR Group, Inc.	1.9
Magnolia Oil & Gas Corp., Class A	1.9
Jazz Pharmaceuticals PLC	1.7
Northwestern Energy Group, Inc.	1.7
Adeia, Inc.	1.7
Granite Construction, Inc.	1.5
MKS, Inc.	1.5

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021260
Shareholder Report [Line Items]
Fund Name	Transamerica Small/Mid Cap Value
Class Name	Class A
Trading Symbol	IIVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.18%	[78]
AssetsNet	$ 652,696,690
Holdings Count | Holding	225
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$652,696,690
Number of Portfolio Holdings	225
Portfolio Turnover Rate	30%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	14.7%
Health Care	12.8
Industrials	11.8
Information Technology	11.3
Consumer Staples	9.0
Consumer Discretionary	7.7
Energy	7.2
Communication Services	7.2
Real Estate	6.3
Materials	5.2
Utilities	4.3
Repurchase Agreements	2.7
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	1.7%
LKQ Corp.	1.5
First Citizens BancShares, Inc., Class A	1.4
Crown Castle, Inc.	1.4
Charter Communications, Inc., Class A	1.4
Dominion Energy, Inc.	1.3
Graphic Packaging Holding Co.	1.3
Evergy, Inc.	1.3
U-Haul Holding Co.	1.3
SS&C Technologies Holdings, Inc.	1.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021262
Shareholder Report [Line Items]
Fund Name	Transamerica Small/Mid Cap Value
Class Name	Class C
Trading Symbol	IIVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	1.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.97%	[79]
AssetsNet	$ 652,696,690
Holdings Count | Holding	225
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$652,696,690
Number of Portfolio Holdings	225
Portfolio Turnover Rate	30%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	14.7%
Health Care	12.8
Industrials	11.8
Information Technology	11.3
Consumer Staples	9.0
Consumer Discretionary	7.7
Energy	7.2
Communication Services	7.2
Real Estate	6.3
Materials	5.2
Utilities	4.3
Repurchase Agreements	2.7
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	1.7%
LKQ Corp.	1.5
First Citizens BancShares, Inc., Class A	1.4
Crown Castle, Inc.	1.4
Charter Communications, Inc., Class A	1.4
Dominion Energy, Inc.	1.3
Graphic Packaging Holding Co.	1.3
Evergy, Inc.	1.3
U-Haul Holding Co.	1.3
SS&C Technologies Holdings, Inc.	1.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000081833
Shareholder Report [Line Items]
Fund Name	Transamerica Small/Mid Cap Value
Class Name	Class I
Trading Symbol	TSVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%	[80]
AssetsNet	$ 652,696,690
Holdings Count | Holding	225
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$652,696,690
Number of Portfolio Holdings	225
Portfolio Turnover Rate	30%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	14.7%
Health Care	12.8
Industrials	11.8
Information Technology	11.3
Consumer Staples	9.0
Consumer Discretionary	7.7
Energy	7.2
Communication Services	7.2
Real Estate	6.3
Materials	5.2
Utilities	4.3
Repurchase Agreements	2.7
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	1.7%
LKQ Corp.	1.5
First Citizens BancShares, Inc., Class A	1.4
Crown Castle, Inc.	1.4
Charter Communications, Inc., Class A	1.4
Dominion Energy, Inc.	1.3
Graphic Packaging Holding Co.	1.3
Evergy, Inc.	1.3
U-Haul Holding Co.	1.3
SS&C Technologies Holdings, Inc.	1.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021263
Shareholder Report [Line Items]
Fund Name	Transamerica Small/Mid Cap Value
Class Name	Class I2
Trading Symbol	TSMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$43	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[81]
AssetsNet	$ 652,696,690
Holdings Count | Holding	225
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$652,696,690
Number of Portfolio Holdings	225
Portfolio Turnover Rate	30%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	14.7%
Health Care	12.8
Industrials	11.8
Information Technology	11.3
Consumer Staples	9.0
Consumer Discretionary	7.7
Energy	7.2
Communication Services	7.2
Real Estate	6.3
Materials	5.2
Utilities	4.3
Repurchase Agreements	2.7
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	1.7%
LKQ Corp.	1.5
First Citizens BancShares, Inc., Class A	1.4
Crown Castle, Inc.	1.4
Charter Communications, Inc., Class A	1.4
Dominion Energy, Inc.	1.3
Graphic Packaging Holding Co.	1.3
Evergy, Inc.	1.3
U-Haul Holding Co.	1.3
SS&C Technologies Holdings, Inc.	1.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000156749
Shareholder Report [Line Items]
Fund Name	Transamerica Small/Mid Cap Value
Class Name	Class R6
Trading Symbol	TASMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[82]
AssetsNet	$ 652,696,690
Holdings Count | Holding	225
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$652,696,690
Number of Portfolio Holdings	225
Portfolio Turnover Rate	30%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	14.7%
Health Care	12.8
Industrials	11.8
Information Technology	11.3
Consumer Staples	9.0
Consumer Discretionary	7.7
Energy	7.2
Communication Services	7.2
Real Estate	6.3
Materials	5.2
Utilities	4.3
Repurchase Agreements	2.7
Other Investment Company	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Kraft Heinz Co.	1.7%
LKQ Corp.	1.5
First Citizens BancShares, Inc., Class A	1.4
Crown Castle, Inc.	1.4
Charter Communications, Inc., Class A	1.4
Dominion Energy, Inc.	1.3
Graphic Packaging Holding Co.	1.3
Evergy, Inc.	1.3
U-Haul Holding Co.	1.3
SS&C Technologies Holdings, Inc.	1.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000149082
Shareholder Report [Line Items]
Fund Name	Transamerica Strategic Income
Class Name	Class A
Trading Symbol	TUNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.97%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%	[83],[84]
AssetsNet	$ 279,854,017
Holdings Count | Holding	1,018
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$279,854,017
Number of Portfolio Holdings	1,018
Portfolio Turnover Rate	37%
Average MaturityFootnote Reference§	9.37 years
DurationFootnote Reference†	4.68 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	53.3%
U.S. Government Agency Obligations	13.1
Loan Assignments	10.1
Asset-Backed Securities	7.6
Foreign Government Obligations	6.3
Short-Term Investment Companies	4.3
U.S. Government Obligations	2.8
Other Investment Company	2.3
Preferred Stocks	1.4
Common Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	15.9%
AAA	0.0Footnote Reference*
AA	1.4
A	6.9
BBB	25.9
BB	24.5
B	16.5
CCC	1.4
Below CCC	0.1
NR (Not Rated)	2.1

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
State Street Institutional U.S. Government Money Market Fund, 3.60%	4.3%
U.S. Treasury Bonds, 4.13%, 08/15/2044	1.4
Sculptor CLO XXX Ltd., Series 30A, Class D2R, 3-Month Term SOFR, 8.28%, 07/20/2038	1.3
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2031	1.0
Hungary Government Bonds, 7.00%, 10/24/2035	0.9
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 09/01/2030	0.8
Colombia TES, 11.75%, 01/24/2035	0.8
Sound Point CLO 35 Ltd., Series 2022-35A, Class D2R, 3-Month Term SOFR, 7.52%, 04/26/2038	0.8
Dryden 95 CLO Ltd., Series 2021-95A, Class DR, 3-Month Term SOFR, 6.71%, 08/20/2034	0.8
LCM 41 Ltd., Series 41A, Class D1R, 3-Month Term SOFR, 7.27%, 04/15/2036	0.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000149084
Shareholder Report [Line Items]
Fund Name	Transamerica Strategic Income
Class Name	Class I
Trading Symbol	TUNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.63%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[85],[86]
AssetsNet	$ 279,854,017
Holdings Count | Holding	1,018
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$279,854,017
Number of Portfolio Holdings	1,018
Portfolio Turnover Rate	37%
Average MaturityFootnote Reference§	9.37 years
DurationFootnote Reference†	4.68 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	53.3%
U.S. Government Agency Obligations	13.1
Loan Assignments	10.1
Asset-Backed Securities	7.6
Foreign Government Obligations	6.3
Short-Term Investment Companies	4.3
U.S. Government Obligations	2.8
Other Investment Company	2.3
Preferred Stocks	1.4
Common Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	15.9%
AAA	0.0Footnote Reference*
AA	1.4
A	6.9
BBB	25.9
BB	24.5
B	16.5
CCC	1.4
Below CCC	0.1
NR (Not Rated)	2.1

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
State Street Institutional U.S. Government Money Market Fund, 3.60%	4.3%
U.S. Treasury Bonds, 4.13%, 08/15/2044	1.4
Sculptor CLO XXX Ltd., Series 30A, Class D2R, 3-Month Term SOFR, 8.28%, 07/20/2038	1.3
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2031	1.0
Hungary Government Bonds, 7.00%, 10/24/2035	0.9
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 09/01/2030	0.8
Colombia TES, 11.75%, 01/24/2035	0.8
Sound Point CLO 35 Ltd., Series 2022-35A, Class D2R, 3-Month Term SOFR, 7.52%, 04/26/2038	0.8
Dryden 95 CLO Ltd., Series 2021-95A, Class DR, 3-Month Term SOFR, 6.71%, 08/20/2034	0.8
LCM 41 Ltd., Series 41A, Class D1R, 3-Month Term SOFR, 7.27%, 04/15/2036	0.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000149085
Shareholder Report [Line Items]
Fund Name	Transamerica Strategic Income
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$32	0.63%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[87],[88]
AssetsNet	$ 279,854,017
Holdings Count | Holding	1,018
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$279,854,017
Number of Portfolio Holdings	1,018
Portfolio Turnover Rate	37%
Average MaturityFootnote Reference§	9.37 years
DurationFootnote Reference†	4.68 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	53.3%
U.S. Government Agency Obligations	13.1
Loan Assignments	10.1
Asset-Backed Securities	7.6
Foreign Government Obligations	6.3
Short-Term Investment Companies	4.3
U.S. Government Obligations	2.8
Other Investment Company	2.3
Preferred Stocks	1.4
Common Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	15.9%
AAA	0.0Footnote Reference*
AA	1.4
A	6.9
BBB	25.9
BB	24.5
B	16.5
CCC	1.4
Below CCC	0.1
NR (Not Rated)	2.1

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
State Street Institutional U.S. Government Money Market Fund, 3.60%	4.3%
U.S. Treasury Bonds, 4.13%, 08/15/2044	1.4
Sculptor CLO XXX Ltd., Series 30A, Class D2R, 3-Month Term SOFR, 8.28%, 07/20/2038	1.3
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2031	1.0
Hungary Government Bonds, 7.00%, 10/24/2035	0.9
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 09/01/2030	0.8
Colombia TES, 11.75%, 01/24/2035	0.8
Sound Point CLO 35 Ltd., Series 2022-35A, Class D2R, 3-Month Term SOFR, 7.52%, 04/26/2038	0.8
Dryden 95 CLO Ltd., Series 2021-95A, Class DR, 3-Month Term SOFR, 6.71%, 08/20/2034	0.8
LCM 41 Ltd., Series 41A, Class D1R, 3-Month Term SOFR, 7.27%, 04/15/2036	0.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000263010
Shareholder Report [Line Items]
Fund Name	Transamerica Strategic Income
Class Name	Class R6
Trading Symbol	TUNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$31	0.63%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[89],[90]
AssetsNet	$ 279,854,017
Holdings Count | Holding	1,018
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$279,854,017
Number of Portfolio Holdings	1,018
Portfolio Turnover Rate	37%
Average MaturityFootnote Reference§	9.37 years
DurationFootnote Reference†	4.68 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	53.3%
U.S. Government Agency Obligations	13.1
Loan Assignments	10.1
Asset-Backed Securities	7.6
Foreign Government Obligations	6.3
Short-Term Investment Companies	4.3
U.S. Government Obligations	2.8
Other Investment Company	2.3
Preferred Stocks	1.4
Common Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.2)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
U.S. Government and Agency Securities	15.9%
AAA	0.0Footnote Reference*
AA	1.4
A	6.9
BBB	25.9
BB	24.5
B	16.5
CCC	1.4
Below CCC	0.1
NR (Not Rated)	2.1

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
State Street Institutional U.S. Government Money Market Fund, 3.60%	4.3%
U.S. Treasury Bonds, 4.13%, 08/15/2044	1.4
Sculptor CLO XXX Ltd., Series 30A, Class D2R, 3-Month Term SOFR, 8.28%, 07/20/2038	1.3
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2031	1.0
Hungary Government Bonds, 7.00%, 10/24/2035	0.9
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 09/01/2030	0.8
Colombia TES, 11.75%, 01/24/2035	0.8
Sound Point CLO 35 Ltd., Series 2022-35A, Class D2R, 3-Month Term SOFR, 7.52%, 04/26/2038	0.8
Dryden 95 CLO Ltd., Series 2021-95A, Class DR, 3-Month Term SOFR, 6.71%, 08/20/2034	0.8
LCM 41 Ltd., Series 41A, Class D1R, 3-Month Term SOFR, 7.27%, 04/15/2036	0.7

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000122141
Shareholder Report [Line Items]
Fund Name	Transamerica Sustainable Equity Income
Class Name	Class A
Trading Symbol	TDFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%	[91]
AssetsNet	$ 207,668,729
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$207,668,729
Number of Portfolio Holdings	44
Portfolio Turnover Rate	13%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.9%
Information Technology	18.9
Industrials	16.1
Health Care	13.6
Materials	7.9
Consumer Staples	6.1
Consumer Discretionary	5.5
Communication Services	4.9
Real Estate	4.2
Utilities	1.1
Repurchase Agreements	0.9
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	4.9%
Morgan Stanley	4.1
Cisco Systems, Inc.	3.9
Gilead Sciences, Inc.	3.7
Steel Dynamics, Inc.	3.6
CME Group, Inc.	3.5
Bank of America Corp.	3.5
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4
WESCO International, Inc.	3.1
Citizens Financial Group, Inc.	3.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000122142
Shareholder Report [Line Items]
Fund Name	Transamerica Sustainable Equity Income
Class Name	Class C
Trading Symbol	TDFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.90%	[92]
AssetsNet	$ 207,668,729
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$207,668,729
Number of Portfolio Holdings	44
Portfolio Turnover Rate	13%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.9%
Information Technology	18.9
Industrials	16.1
Health Care	13.6
Materials	7.9
Consumer Staples	6.1
Consumer Discretionary	5.5
Communication Services	4.9
Real Estate	4.2
Utilities	1.1
Repurchase Agreements	0.9
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	4.9%
Morgan Stanley	4.1
Cisco Systems, Inc.	3.9
Gilead Sciences, Inc.	3.7
Steel Dynamics, Inc.	3.6
CME Group, Inc.	3.5
Bank of America Corp.	3.5
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4
WESCO International, Inc.	3.1
Citizens Financial Group, Inc.	3.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000122143
Shareholder Report [Line Items]
Fund Name	Transamerica Sustainable Equity Income
Class Name	Class I
Trading Symbol	TDFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%	[93]
AssetsNet	$ 207,668,729
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$207,668,729
Number of Portfolio Holdings	44
Portfolio Turnover Rate	13%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.9%
Information Technology	18.9
Industrials	16.1
Health Care	13.6
Materials	7.9
Consumer Staples	6.1
Consumer Discretionary	5.5
Communication Services	4.9
Real Estate	4.2
Utilities	1.1
Repurchase Agreements	0.9
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	4.9%
Morgan Stanley	4.1
Cisco Systems, Inc.	3.9
Gilead Sciences, Inc.	3.7
Steel Dynamics, Inc.	3.6
CME Group, Inc.	3.5
Bank of America Corp.	3.5
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4
WESCO International, Inc.	3.1
Citizens Financial Group, Inc.	3.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000122144
Shareholder Report [Line Items]
Fund Name	Transamerica Sustainable Equity Income
Class Name	Class I2
Trading Symbol	TRDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$40	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%	[94]
AssetsNet	$ 207,668,729
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$207,668,729
Number of Portfolio Holdings	44
Portfolio Turnover Rate	13%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.9%
Information Technology	18.9
Industrials	16.1
Health Care	13.6
Materials	7.9
Consumer Staples	6.1
Consumer Discretionary	5.5
Communication Services	4.9
Real Estate	4.2
Utilities	1.1
Repurchase Agreements	0.9
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	4.9%
Morgan Stanley	4.1
Cisco Systems, Inc.	3.9
Gilead Sciences, Inc.	3.7
Steel Dynamics, Inc.	3.6
CME Group, Inc.	3.5
Bank of America Corp.	3.5
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4
WESCO International, Inc.	3.1
Citizens Financial Group, Inc.	3.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000156763
Shareholder Report [Line Items]
Fund Name	Transamerica Sustainable Equity Income
Class Name	Class R6
Trading Symbol	TADFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%	[95]
AssetsNet	$ 207,668,729
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$207,668,729
Number of Portfolio Holdings	44
Portfolio Turnover Rate	13%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.9%
Information Technology	18.9
Industrials	16.1
Health Care	13.6
Materials	7.9
Consumer Staples	6.1
Consumer Discretionary	5.5
Communication Services	4.9
Real Estate	4.2
Utilities	1.1
Repurchase Agreements	0.9
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Alphabet, Inc., Class A	4.9%
Morgan Stanley	4.1
Cisco Systems, Inc.	3.9
Gilead Sciences, Inc.	3.7
Steel Dynamics, Inc.	3.6
CME Group, Inc.	3.5
Bank of America Corp.	3.5
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4
WESCO International, Inc.	3.1
Citizens Financial Group, Inc.	3.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000241771
Shareholder Report [Line Items]
Fund Name	Transamerica UltraShort Bond
Class Name	Class A
Trading Symbol	TUSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[96]
AssetsNet	$ 31,314,820
Holdings Count | Holding	110
InvestmentCompanyPortfolioTurnover	208.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$31,314,820
Number of Portfolio Holdings	110
Portfolio Turnover Rate	208%
Average MaturityFootnote Reference§	0.56 years
DurationFootnote Reference†	0.54 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	38.2%
Commercial Paper	32.4
Asset-Backed Securities	28.7
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
AAA	25.4%
AA	0.9
A	13.0
BBB	26.3
NR (Not Rated)	1.3

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Bank of America Corp., 5.93%, 09/15/2027	2.0%
First National Master Note Trust, Series 2023-2, Class A, 5.77%, 09/15/2029	1.9
American Credit Acceptance Receivables Trust, Series 2026-2, Class A, 4.32%, 05/08/2030	1.9
Toyota Industries Commercial Finance Inc, 3.99%, 07/13/2026	1.9
Bayer Corp, 4.02%, 07/20/2026	1.9
Liberty Street Funding LLC, 3.98%, 10/20/2026	1.9
National Bank of Canada, 3.79%, 11/13/2026	1.9
Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class A, 5.78%, 04/20/2028	1.7
Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class A, 5.44%, 02/22/2028	1.7
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/2027	1.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000241768
Shareholder Report [Line Items]
Fund Name	Transamerica UltraShort Bond
Class Name	Class I
Trading Symbol	TUSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[97]
AssetsNet	$ 31,314,820
Holdings Count | Holding	110
InvestmentCompanyPortfolioTurnover	208.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$31,314,820
Number of Portfolio Holdings	110
Portfolio Turnover Rate	208%
Average MaturityFootnote Reference§	0.56 years
DurationFootnote Reference†	0.54 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	38.2%
Commercial Paper	32.4
Asset-Backed Securities	28.7
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.
Table Summary
AAA	25.4%
AA	0.9
A	13.0
BBB	26.3
NR (Not Rated)	1.3

Credit Quality Explanation [Text Block]	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.
Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Bank of America Corp., 5.93%, 09/15/2027	2.0%
First National Master Note Trust, Series 2023-2, Class A, 5.77%, 09/15/2029	1.9
American Credit Acceptance Receivables Trust, Series 2026-2, Class A, 4.32%, 05/08/2030	1.9
Toyota Industries Commercial Finance Inc, 3.99%, 07/13/2026	1.9
Bayer Corp, 4.02%, 07/20/2026	1.9
Liberty Street Funding LLC, 3.98%, 10/20/2026	1.9
National Bank of Canada, 3.79%, 11/13/2026	1.9
Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class A, 5.78%, 04/20/2028	1.7
Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class A, 5.44%, 02/22/2028	1.7
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/2027	1.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000080716
Shareholder Report [Line Items]
Fund Name	Transamerica US Growth
Class Name	Class A
Trading Symbol	TADAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%	[98]
AssetsNet	$ 2,870,726,680
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,870,726,680
Number of Portfolio Holdings	62
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	49.7%
Communication Services	16.3
Consumer Discretionary	13.3
Health Care	6.1
Industrials	5.9
Financials	5.5
Consumer Staples	1.8
Materials	1.1
Energy	0.2
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	11.8%
Alphabet, Inc., Class A	8.8
Apple, Inc.	8.5
Broadcom, Inc.	6.8
Amazon.com, Inc.	6.2
Microsoft Corp.	5.9
Meta Platforms, Inc., Class A	3.8
Eli Lilly & Co.	3.2
Mastercard, Inc., Class A	2.4
Netflix, Inc.	2.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000080718
Shareholder Report [Line Items]
Fund Name	Transamerica US Growth
Class Name	Class C
Trading Symbol	TADCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.79%	[99]
AssetsNet	$ 2,870,726,680
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,870,726,680
Number of Portfolio Holdings	62
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	49.7%
Communication Services	16.3
Consumer Discretionary	13.3
Health Care	6.1
Industrials	5.9
Financials	5.5
Consumer Staples	1.8
Materials	1.1
Energy	0.2
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	11.8%
Alphabet, Inc., Class A	8.8
Apple, Inc.	8.5
Broadcom, Inc.	6.8
Amazon.com, Inc.	6.2
Microsoft Corp.	5.9
Meta Platforms, Inc., Class A	3.8
Eli Lilly & Co.	3.2
Mastercard, Inc., Class A	2.4
Netflix, Inc.	2.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000081840
Shareholder Report [Line Items]
Fund Name	Transamerica US Growth
Class Name	Class I
Trading Symbol	TDEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[100]
AssetsNet	$ 2,870,726,680
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,870,726,680
Number of Portfolio Holdings	62
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	49.7%
Communication Services	16.3
Consumer Discretionary	13.3
Health Care	6.1
Industrials	5.9
Financials	5.5
Consumer Staples	1.8
Materials	1.1
Energy	0.2
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	11.8%
Alphabet, Inc., Class A	8.8
Apple, Inc.	8.5
Broadcom, Inc.	6.8
Amazon.com, Inc.	6.2
Microsoft Corp.	5.9
Meta Platforms, Inc., Class A	3.8
Eli Lilly & Co.	3.2
Mastercard, Inc., Class A	2.4
Netflix, Inc.	2.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000080720
Shareholder Report [Line Items]
Fund Name	Transamerica US Growth
Class Name	Class I2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$33	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[101]
AssetsNet	$ 2,870,726,680
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,870,726,680
Number of Portfolio Holdings	62
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	49.7%
Communication Services	16.3
Consumer Discretionary	13.3
Health Care	6.1
Industrials	5.9
Financials	5.5
Consumer Staples	1.8
Materials	1.1
Energy	0.2
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	11.8%
Alphabet, Inc., Class A	8.8
Apple, Inc.	8.5
Broadcom, Inc.	6.8
Amazon.com, Inc.	6.2
Microsoft Corp.	5.9
Meta Platforms, Inc., Class A	3.8
Eli Lilly & Co.	3.2
Mastercard, Inc., Class A	2.4
Netflix, Inc.	2.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000228027
Shareholder Report [Line Items]
Fund Name	Transamerica US Growth
Class Name	Class R6
Trading Symbol	TAGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[102]
AssetsNet	$ 2,870,726,680
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,870,726,680
Number of Portfolio Holdings	62
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	49.7%
Communication Services	16.3
Consumer Discretionary	13.3
Health Care	6.1
Industrials	5.9
Financials	5.5
Consumer Staples	1.8
Materials	1.1
Energy	0.2
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	11.8%
Alphabet, Inc., Class A	8.8
Apple, Inc.	8.5
Broadcom, Inc.	6.8
Amazon.com, Inc.	6.2
Microsoft Corp.	5.9
Meta Platforms, Inc., Class A	3.8
Eli Lilly & Co.	3.2
Mastercard, Inc., Class A	2.4
Netflix, Inc.	2.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000110015
Shareholder Report [Line Items]
Fund Name	Transamerica US Growth
Class Name	Class T
Trading Symbol	TWMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$34	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[103]
AssetsNet	$ 2,870,726,680
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,870,726,680
Number of Portfolio Holdings	62
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	49.7%
Communication Services	16.3
Consumer Discretionary	13.3
Health Care	6.1
Industrials	5.9
Financials	5.5
Consumer Staples	1.8
Materials	1.1
Energy	0.2
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
NVIDIA Corp.	11.8%
Alphabet, Inc., Class A	8.8
Apple, Inc.	8.5
Broadcom, Inc.	6.8
Amazon.com, Inc.	6.2
Microsoft Corp.	5.9
Meta Platforms, Inc., Class A	3.8
Eli Lilly & Co.	3.2
Mastercard, Inc., Class A	2.4
Netflix, Inc.	2.4

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus

[1]	Annualized
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[53]	Annualized
[54]	Annualized
[55]	Annualized
[56]	Annualized
[57]	Annualized
[58]	Annualized
[59]	Annualized
[60]	Annualized
[61]	Annualized
[62]	Annualized
[63]	Annualized
[64]	Annualized
[65]	Annualized
[66]	Annualized
[67]	Annualized
[68]	Annualized
[69]	Annualized
[70]	Annualized
[71]	Annualized
[72]	Annualized
[73]	Annualized
[74]	Annualized
[75]	Annualized
[76]	Annualized
[77]	Annualized
[78]	Annualized
[79]	Annualized
[80]	Annualized
[81]	Annualized
[82]	Annualized
[83]	Annualized
[84]	Does not include expenses of the underlying investments in which the Fund invests.
[85]	Annualized
[86]	Does not include expenses of the underlying investments in which the Fund invests.
[87]	Annualized
[88]	Does not include expenses of the underlying investments in which the Fund invests.
[89]	Annualized
[90]	Does not include expenses of the underlying investments in which the Fund invests.
[91]	Annualized
[92]	Annualized
[93]	Annualized
[94]	Annualized
[95]	Annualized
[96]	Annualized
[97]	Annualized
[98]	Annualized
[99]	Annualized
[100]	Annualized
[101]	Annualized
[102]	Annualized
[103]	Annualized